COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES
Nordic Harrier
The arbitration hearings involving the Suezmax vessel Gulf Scandic (now named Nordic Harrier) have finished. Gulf Navigation Holding PJSC (GulfNav) was the other party in the arbitration. The case relates to the 6 year bareboat charter with GulfNav of the Gulf Scandic covering the period 2004 to 2010.

When the vessel was redelivered to the Company by the charterer in October 2010, it was in very poor technical condition. The vessel had not been operated according to sound maintenance practices by the charterer. The Company had the vessel repaired in the autumn of 2010 and spring of 2011, and made a claim against GulfNav for costs incurred. A London arbitration panel ruled in favor of NAT at the end of January 2014 and awarded the Company $10.2 million plus direct costs and calculated interest. Any amounts received will be recorded upon receipt, no amounts were received in 2014 or 2015. The Company is trying to protect its interest, but the outcome is uncertain.

Legal Proceedings and Claims
The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.
No claims have been filed against the Company for the fiscal years 2015, 2014 or 2013, and the Company has not been a party to any legal proceedings for the years ended December 31, 2015, 2014 and 2013.